Share-based compensation (Tables)	6 Months Ended
Jun. 30, 2023
Personnel Expenses [Abstract]
Disclosure of movements in the number of share options	The changes in the number of share-based awards (options, RSUs and PSUs) outstanding during the six month period ended June 30, 2023, is as follows:

Share options / PSU/ RSU movements	Total numbers	Weighted average exercise price (CHF)	Options (numbers)	Weighted average exercise price (CHF)	PSU / RSU (numbers)	Weighted average exercise price (CHF)

Balance outstanding at January 1, 2023	982,906	2.05	282,105	6.89	700,801	0.10

Granted	1,194,856	0.10	—	—	1,194,856	0.10
(Performance adjustment)[1]	(74,169)	0.10	—	—	(74,169)	0.10
(Forfeited)[2]	(30,375)	0.10	—	—	(30,375)	0.10
(Expired)	—	—	—	—	—	—
(Exercised options), vested PSU / RSU	(286,098)	0.10	—	—	(286,098)	0.10

Balance outstanding at June 30, 2023	1,787,120	1.17	282,105	6.89	1,505,015	0.10
[1]Performance adjustments indicate forfeitures due to non-market performance conditions not achieved
[2]Forfeited due to service conditions not fulfilled